Stock-Based Compensation (Details 1) - Stock Options [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Schedule of Stock Options, Non-employee Stock Option and Unvested Stock Options
Beginning Balance, Number of Options/Warrants | shares	3,808,253
Granted | shares	3,993,300
Expired or canceled | shares	(1,080,000)
Forfeited | shares	(544,350)
Ending Balance, Number of Options/Warrants | shares	6,177,203
Options/Warrants exercisable | shares	2,466,423
Beginning Balance, Weighted Average Exercise Price | $ / shares	$ 0.55
Granted, Weighted Average Exercise Price | $ / shares	0.10
Expired or canceled, Weighted Average Exercise Price | $ / shares	0.29
Forfeited, Weighted Average Exercise Price | $ / shares	0.30
Ending Balance, Weighted Average Exercise Price | $ / shares	0.33
Exercisable, Weighted Average Exercise Price | $ / shares	$ 0.66